                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-8606

                             SCUDDER PATHWAYS SERIES
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                             Two International Place
                        Boston, Massachusetts 02110-4103
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        8/31

Date of reporting period:       2/29/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Pathway Series

Pathway Conservative Portfolio

Pathway Moderate Portfolio

Pathway Growth Portfolio

Semiannual Report to Shareholders

February 29, 2004

Contents

<Click Here> Portfolio Management Review

<Click Here> Portfolio Highlights

<Click Here> Performance Summaries

<Click Here> Portfolio Summaries

<Click Here> Investment Portfolios

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Diversification does not eliminate risk. The portfolios are subject to stock market risk, meaning stocks in the underlying funds may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. The underlying funds invest in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Derivatives may be more volatile and less liquid than traditional securities, and the portfolios could suffer losses on an underlying fund's derivative position. Please read each portfolio's prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

In the following interview, Co-Managers Janet Campagna, Robert Wang and Inna Okounkova, and Investment Strategist Arnim Holzer address the economy, the portfolio management strategy and resulting performance of Scudder Pathway Series during the six-month period September 1, 2003 through February 29, 2004.

Q: Will you review the key global political and economic developments during the period?

A: After last year's takeoff, it appeared that the world economy reached cruising altitude. During the six months from September 1, 2003 through February 29, 2004, the recovery broadened and deepened, with Asia and the United States being its primary drivers, while Europe lagged behind.

The Asian economies performed well. In Japan, exports and orders surged along with industrial production and capital expenditures. As a result, that country's gross domestic product, or GDP (the total market value of all goods and services produced) for the third and fourth quarters of 2003 neared 10-year highs. Asia continued to exhibit a strong rate of growth with an emphasis on domestic demand as rising consumer credit and confidence supported activity. Chinese monetary authorities are taking steps to curtail potential overheating, which should bode well for longer-term economic performance. In the United States, across a broad range of industries, both business spending and manufacturing accelerated powerfully. However, the additional spending didn't generate many new jobs, as many American employers are finding ways to handle more work with the same workforce, postponing the need to hire more employees. In addition, corporations proved unwilling to increase hiring significantly. Europe exhibited slow growth, weak domestic demand and currency strength relative to the US dollar, which all conspired to offset benefits from the rise in European exports. Around the world, oil prices remained high, causing concern about a lack of disposable income and consumer spending.

The period began in September 2003 with a setback in the US equity markets following the release of weaker-than-expected economic data, including higher jobless claims (a measure of unemployment). Further, that month the Bush administration announced that it had raised budget estimates for the rebuilding of Iraq. And New York state attorney general Eliot Spitzer began his investigation into improper practices at the New York Stock Exchange and within various mutual fund complexes.

The market reversal proved short-lived, however, as the US economy began to stabilize during the fourth quarter of 2003. Leading economic indicators (those suggesting the direction of the economy) continued to improve. Jobless claims began to moderate and GDP figures were strong, though somewhat lower than economists had forecast. While US and Japanese economic statistics continued to support a sustained recovery, Europe's economic comeback came under greater scrutiny.

Robust performance in technology and other economically sensitive sectors helped ring in the new year. The strength of these stocks was based on a continuation of previously solid revenue and earnings growth. The ability of corporations to maintain control of labor costs and other expenses enabled many to improve cash flow and earnings growth dramatically, while still increasing capital expenditures. The perception among investors was that stock prices would continue to move up.

The "January effect," (the tendency of stocks to perform better during that month than in any other) was cut short by the Federal Reserve Board's suggestion that it may be forced to raise interest rates sooner than expected. Consequently, toward the end of that month, we began to see a rotation away from lower-quality, lower-priced issues and toward higher-quality, higher-priced names.

In February, Federal Reserve Board Chairman Alan Greenspan's testimony before Congress helped quell concerns about rising rates. Nevertheless, somewhat confusing economic data kept investors from enthusiastically participating in the market, as they awaited evidence of stronger economic growth.

Q: How did equity markets around the world respond?

A: With interest rates near historic lows, equity valuations on the whole were attractive relative to bonds, and especially cash holdings. The global equity markets benefited; most advanced during the period. Despite healthy corporate profits, US equity valuations continued to be comparatively expensive (in US dollar terms) versus foreign stocks. As a result, during the period, the US equity markets generally underperformed their foreign counterparts, most notably the markets of Europe and Japan. For the six-month period ended February 29, 2004, the US equity markets, as measured by the Standard & Poor's 500 index (S&P 500)1 rose 14.59%; the European equity markets, as represented by the Morgan Stanley Capital International Europe Index,2 gained 27.89%; and the Japanese equity markets, as measured by the Morgan Stanley Capital International Japan Index,3 rose 16.54%.

1 The S&P 500 is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market values of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.
2 The Morgan Stanley Capital International Europe Index (MSCI Europe) is an unmanaged, capitalization-weighted measure of 16 markets in Europe. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.
3 The Morgan Stanley Capital International Japan Index (MSCI Japan) is an unmanaged, capitalization-weighted measure of equity securities listed on the Tokyo Stock Exchange. Index returns assume reinvested dividends and, unlike fund returns, do not reflect fees or expenses. It is not possible to invest directly in an index.

The 14.59% return of US large-company stocks mentioned above trailed the 18.34% return of their more potent small-company counterparts (as measured by the Russell 2000 Index).4 US value stocks (companies thought to be underpriced) solidly outperformed growth (companies thought to have strong earnings or revenue potential): The 17.53% return of the Russell 1000 Value Index5 outdistanced the 12.17% return of the Russell 1000 Growth Index.6 Within the growth category, lesser-quality names - companies perceived to have problems that could inhibit their long-term earnings potential - thrived in a speculative environment. Overall, US small-cap value stocks were the best-performing domestic asset class, gaining 21.31% for the period, as measured by the Russell 2000 Value Index.7

4 The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 small US stocks. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.
5 The Russell 1000 Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.
6 The Russell 1000 Growth Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.
7 The Russell 2000 Value Index is an unmanaged index that consists of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

Q: How did the global bond and currency markets perform?

A: A supportive central bank policy propped up global bond markets, which were further supported by an absence of inflationary pressure. While providing positive returns, the global bond markets, nevertheless, underperformed global equity markets.

We continued to be concerned about bond prices, which appeared to be high on both a relative and historical basis. We believe that at some point US Federal Reserve policy will have to account for economic improvement. However, until the Fed signals a change in policy, we believe that the yield curve8 will remain steep, meaning the yields of short-term bonds will remain in the basement.

8 The yield curve shows the relationship between yields and maturity dates for a set of similar (e.g., the same credit quality) bonds, usually Treasuries, at a given point in time.

On a comparison basis within the asset class, longer-maturity bonds performed quite well during the period. Despite some fluctuation caused by investor concerns regarding inflation and economic growth, US Treasury bonds ultimately were the top-performing fixed-income vehicle, favored by risk-averse foreign investors concerned about continued geopolitical instability.

In terms of the currency markets, after weakening substantially during 2003, the US dollar began to stabilize in 2004, the yen weakened sharply and the euro pulled back from its previous highs.

Q: How did Scudder Pathway Series perform given these challenges?

A: Overall performance has been quite good as a result of a strategic alteration in the portfolios' core holdings made during the last annual period and some minor shifts during the most recent six months. Tactical positioning of the portfolios added value above and beyond performance of the underlying funds.

For the six-month period, Scudder Pathway Conservative Portfolio Class A and Scudder Pathway Moderate Portfolio Class A outperformed their blended benchmarks. Scudder Pathway Growth Portfolio Class A underperformed its benchmark. (Class A shares are unadjusted for sales charges. If sales charges had been included, returns would have been lower.) The blended benchmark is a proprietary composite average of the major benchmark indices. It is calculated to represent a neutral position of each portfolio's component asset classes. The blended benchmark is used both as a guide to help manage risk and as a yardstick to measure relative performance.

Q: Will you explain the "core strategy" and other fund management techniques that affected performance during the period?

A: The core strategy, which we implemented during the last annual period, concentrated holdings in each asset class into five "core" funds:

• Scudder Fixed Income Fund provides diversification across the fixed-income sector and offers relatively high credit quality.

• Scudder Equity 500 Index Fund represents large-cap US stocks, provides diversification and has relatively low underlying fees.

• Scudder Small Company Stock Fund offers access to an array of small-cap US stocks.

• Scudder International Fund provides international equity exposure.

• Scudder Money Market Series is a vehicle for "cash" or liquid monies.

In addition to these, the portfolios may invest in a range of other Scudder funds, according to their individual investment objectives and risk signatures.

In implementing our asset allocation strategy, we use a top-down approach, employing a proprietary mix of qualitative9 and quantitative10 input to arrive at a view of the securities markets. In deciding which funds to use as underlying funds and in which proportions, we seek to make careful risk management a top priority.

9 Qualitative analysis is the process of determining the value of an investment, especially a stock, by examining its unquantifiable characteristics, such as management ability, business strategy, product line, customer loyalty and brand value.
10 Quantitative analysis involves determining the value of an investment, especially a stock, by examining the measurable characteristics of the issuing company, such as revenues, earnings, margins and market share.

Q: Are there any other comments you'd like to make to shareholders in closing?

A: The present economic recovery has been unusual, resulting in exceptionally strong fixed-income markets. On the other hand, given the patterns of history, we believe it would be highly unlikely for fixed-income rates to remain quite this low should the economy continue to improve. For protection against short-term volatility, Scudder Pathway Series seeks to provide some measure of defense. Over the medium and longer term, the portfolios also seek to diversify across asset classes, providing exposure to those sectors of the market that are performing well at any given time.

We are grateful for the trust and support of our shareholders. We look forward to continuing to serve their investment needs and to help them reach their long-term investment goals.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Highlights

Pathway Conservative Portfolio

Pathway Conservative Portfolio seeks current income and, secondarily, long-term growth of capital by investing substantially in fixed-income mutual funds, with a more moderate exposure to equity funds.

Performance

Pathway Conservative Portfolio provided a total return of 8.81% for the six-month period ended February 29, 2004. (Class A shares are unadjusted for sales charges. If sales charges had been included, return would have been lower.) The portfolio outperformed the 8.61% total return of its composite benchmark but underperformed the 9.79% average total return of its peers in the Lipper Income Funds category.1

1 Source: Lipper Inc. The Lipper Income Funds category includes funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. It is not possible to invest directly in a Lipper category.

The dominant factors affecting performance were the results of the underlying actively managed funds, which detracted slightly from portfolio performance relative to the blended benchmark. Adept asset allocation, however, added value to relative and absolute performance. More detailed performance information is provided in the Performance Summary section. Past performance is no guarantee of future results. (Please see pages 16 through 21 for a summary of performance of the other share classes and more complete performance information.)

Portfolio Strategy

The fixed-income portion of the portfolio (accounting for approximately 52% of total assets as of February 29, 2004) provided positive absolute returns, as three of the five bond funds held in the portfolio delivered gains.

Scudder Fixed Income Fund, the portfolio's largest holding (accounting for more than 51% of assets as of February 29, 2004), outpaced the return of the benchmark Lehman Brothers Aggregate Bond Index.2 Scudder High Income Opportunity Fund was an outstanding performer. However, because it was a very small holding, its contribution to overall portfolio performance was minimal.

2 The Lehman Brothers Aggregate Bond Index is a market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage-backed securities with average maturities of 1 year or more. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

The domestic equity portion of the portfolio (accounting for approximately 42% of total assets as of February 29, 2004) detracted from performance. On average, domestic growth equity funds underperformed the benchmark S&P 500. The portfolio's underlying value funds turned in comparatively strong performance; the returns of both Scudder Contrarian Fund and Scudder-Dreman High Return Equity Fund surpassed the return of the S&P 500 index. Scudder International Select Equity Fund was the portfolio's top performer overall. However, because it represented a relatively small stake, the fund's performance had minimal impact on the portfolio.

Pathway Moderate Portfolio

Pathway Moderate Portfolio seeks a balance of growth of capital and current income by investing in a mix of money market, bond and equity mutual funds.

Performance

Pathway Moderate Portfolio provided a total return of 11.41% for the six months ended February 29, 2004. (Class A shares are unadjusted for sales charges. If sales charges had been included, return would have been lower.) The portfolio outpaced the 10.56% average return of its peers in the Lipper Balanced Funds category3 and the 11.30% return of its composite benchmark. The dominant factor affecting performance was the adept asset allocation of the underlying actively managed funds, which provided value and contributed to positive absolute returns. More detailed performance information is provided in the Performance Summary section. Past performance is no guarantee of future results. (Please see pages 22 through 27 for performance of other share classes and more complete performance information.)

3 Source: Lipper Inc. The Lipper Balanced Funds category includes funds whose primary objective is to conserve principal by maintaining at all times a balance of both stocks and bonds. Typically, the stock/bond ratio is approximately 60%/40%. It is not possible to invest directly in a Lipper category.

Portfolio Strategy

The fixed-income portion of the portfolio (which accounted for approximately 37% of total assets as of February 29, 2004) helped drive positive absolute and relative returns. Scudder Fixed Income Fund, the largest portfolio holding, accounted for approximately 37% of total portfolio assets. The fund handily beat the Lehman Brothers Aggregate Bond Index.

The domestic equity portion of the portfolio (which accounted for approximately 62% of total assets as of February 29, 2004) underperformed the benchmark S&P 500. The portfolio's second-largest holding, Scudder Equity 500 Index Fund fell just short of the benchmark, detracting from overall performance. The portfolio's underlying international equity funds provided a boost to absolute performance. Despite their strong advances, the funds lagged the benchmark MSCI EAFE Index.4

4 The Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE®) is a market-value-weighted measure of stocks of 21 countries in Europe, Australasia and the Far East. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

Pathway Growth Portfolio

Pathway Growth Portfolio seeks long-term growth of capital by investing primarily in equity mutual funds. The portfolio also invests a portion of assets in fixed-income funds, which offer the potential for capital appreciation as well as income.

Performance

Pathway Growth Portfolio provided a total return of 14.21% for the six months ended February 29, 2004. (Class A shares unadjusted for sales charges. If sales charges had been included, return would have been lower.) The portfolio edged out the 14.19% average return of its peers in the Lipper Multi-Cap Core Funds category5 but fell short of the 14.57% return of its composite benchmark. Whereas the actively managed underlying funds detracted from performance relative to the benchmark, we were able to offset this negative factor through asset allocation. Notably, an overweight (a proportionately larger position than the benchmark) in international equities, which made great strides during the period, contributed significantly to portfolio performance. More detailed performance information is available in the Performance Summary section. Past performance is no guarantee of future results. (Please see pages 28 through 33 for the performance of other share classes and more complete performance information.)

5 Source: Lipper Inc. The Lipper Multi-Cap Core Funds category includes funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period. Multi-cap funds will generally have 25% to 75% of their assets invested in companies with market capitalizations (on a 3-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Multi-Cap Core Funds have wide latitude in the companies in which they invest. These funds normally will normally have an average price-to-earnings ratio, price-to-book ratio and 3-year earnings growth figure, compared with the US diversified multi-cap equity funds universe average.

Portfolio Strategy

The domestic equity portion of the portfolio (which accounted for approximately 72% of total assets as of February 29, 2004) provided positive absolute returns but detracted on a relative basis, as the three largest underlying equity fund holdings underperformed the benchmark S&P 500. Scudder Equity 500 Index Fund was the portfolio's largest holding, representing approximately 43% of total assets. The fund's return slightly trailed the S&P 500. Scudder Growth & Income Fund, which accounted for approximately 10% of portfolio assets, also underperformed the benchmark.

International equity holdings aided absolute performance, with each of the underlying funds appreciating strongly during the period. Nevertheless, returns of three of the four funds held fell short of the benchmark MSCI EAFE Index. Scudder Emerging Markets Growth Fund alone outpaced the index. However, because it represents a relatively small holding, its impact on portfolio performance was minimal.

The fixed-income portion of the portfolio (which accounted for approximately 12% of total assets as of February 29, 2004) was concentrated in Scudder Fixed Income Fund, which outpaced the benchmark Lehman Brothers Aggregate Bond Index.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Performance Summaries February 29, 2004

Pathway Conservative Portfolio

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares had a 1% front-end sales charge through February 29, 2004, and redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and rankings may differ by share class.

The Portfolio invests in other Scudder Funds and although Class A, B and C shares did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Conservative Portfolio during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/29/04
	6-Month++	1-Year	3-Year	5-Year	Life of Class*
Class A	8.81%	17.37%	2.40%	2.58%	4.28%
Class B	8.29%	16.38%	1.62%	1.83%	3.51%
Class C	8.39%	16.48%	1.62%	1.83%	3.51%
S&P 500 Index+	14.59%	38.52%	-1.04%	-.12%	7.48%
Lehman Aggregate Bond Index+	4.92%	4.54%	7.35%	7.25%	7.22%
Lehman Aggregate Bond Index (50%), S&P 500 Index (37%), MSCI EAFE Index (3%), 3-month T-Bill (10%)+	8.61%	17.24%	3.71%	4.34%	7.31%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
++ Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/29/04	$ 11.46	$ 11.46	$ 11.46
8/31/03	$ 10.69	$ 10.70	$ 10.69
Distribution Information: Six Months: Income Dividends as of 2/29/04	$ .16	$ .12	$ .12

Class A Lipper Rankings - Income Funds Category as of 2/29/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	91	of	153	60
3-Year	77	of	95	81

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Pathway Conservative Portfolio - Class A [] S&P 500 Index+ [] Lehman Aggregate Bond Index+ [] Lehman Aggregate Bond Index (50%), S&P 500 Index (37%), MSCI EAFE Index (3%), 3-month T-Bill (10%)+

Yearly periods ended February 29

The Portfolio's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/29/04
Pathway Conservative Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class A	Growth of $10,000	$11,062	$10,120	$10,703	$12,790
	Average annual total return	10.62%	.40%	1.37%	3.43%
Class B	Growth of $10,000	$11,338	$10,300	$10,857	$12,856
	Average annual total return	13.38%	.99%	1.66%	3.51%
Class C	Growth of $10,000	$11,532	$10,390	$10,839	$12,727
	Average annual total return	15.32%	1.28%	1.62%	3.36%
S&P 500 Index+	Growth of $10,000	$13,852	$9,691	$9,940	$16,865
	Average annual total return	38.52%	-1.04%	-.12%	7.48%
Lehman Aggregate Bond Index+	Growth of $10,000	$10,454	$12,371	$14,190	$16,579
	Average annual total return	4.54%	7.35%	7.25%	7.22%
Lehman Aggregate Bond Index (50%), S&P 500 Index (37%), MSCI EAFE Index (3%), 3-month T-Bill (10%)+	Growth of $10,000	$11,724	$11,156	$12,371	$16,681
	Average annual total return	17.24%	3.71%	4.34%	7.31%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
+ The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate Bond Index is a market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The MSCI EAFE Index is a market-value-weighted measure of stocks of 21 countries. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Pathway Conservative Portfolio

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and rankings may differ by share class.

The Portfolio invests in other Scudder Funds and although Class S and Class AARP did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

Returns shown for Class AARP shares for the period prior to its inception on September 25, 2000 are derived from the historical performance of Class S shares of Scudder Pathway Series: Conservative Portfolio during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of the 2/29/04
	6-Month++	1-Year	3-Year	5-Year	Life of Class*
Class S	8.94%	17.64%	2.62%	2.82%	4.54%
Class AARP	8.94%	17.64%	2.62%	2.82%	4.53%
S&P 500 Index+	14.59%	38.52%	-1.04%	-.12%	7.48%
Lehman Aggregate Bond Index+	4.92%	4.54%	7.35%	7.25%	7.22%
Lehman Aggregate Bond Index (50%), S&P 500 Index (37%), MSCI EAFE Index (3%), 3-month T-Bill (10%)+	8.61%	17.24%	3.71%	4.34%	7.31%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
++ Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 2/29/04	$ 11.46	$ 11.46
8/31/03	$ 10.69	$ 10.69
Distribution Information: Six Months: Income Dividends as of 2/29/04	$ .18	$ .18

Class S Lipper Rankings - Income Funds Category as of 2/29/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	85	of	153	56
3-Year	73	of	95	77
5-Year	64	of	77	83

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Pathway Conservative Portfolio - Class S [] S&P 500 Index+ [] Lehman Aggregate Bond Index+ [] Lehman Aggregate Bond Index (50%), S&P 500 Index (37%), MSCI EAFE Index (3%), 3-month T-Bill (10%)+

Yearly periods ended February 29

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Comparative Results as of 2/29/04
Pathway Conservative Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class S	Growth of $10,000	$11,764	$10,806	$11,492	$13,813
	Average annual total return	17.64%	2.62%	2.82%	4.54%
Class AARP	Growth of $10,000	$11,764	$10,806	$11,492	$13,812
	Average annual total return	17.64%	2.62%	2.82%	4.53%
S&P 500 Index+	Growth of $10,000	$13,852	$9,691	$9,940	$16,865
	Average annual total return	38.52%	-1.04%	-.12%	7.48%
Lehman Aggregate Bond Index+	Growth of $10,000	$10,454	$12,371	$14,190	$16,579
	Average annual total return	4.54%	7.35%	7.25%	7.22%
Lehman Aggregate Bond Index (50%), S&P 500 Index (37%), MSCI EAFE Index (3%), 3-month T-Bill (10%)+	Growth of $10,000	$11,724	$11,156	$12,371	$16,681
	Average annual total return	17.24%	3.71%	4.34%	7.31%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
+ The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate Bond Index is a market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The MSCI EAFE Index is a market-value-weighted measure of stocks of 21 countries. Index returns assume reinvestment of dividends and unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Pathway Moderate Portfolio

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares had a 1% front-end sales charge through February 29, 2004, and redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and rankings may differ by share class.

The Portfolio invests in other Scudder Funds and although Class A, B and C shares did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Moderate Portfolio during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Return (Unadjusted for Sales Charge) as of 2/29/04
	6-Month++	1-Year	3-Year	5-Year	Life of Class*
Class A	11.41%	25.11%	.59%	2.13%	4.23%
Class B	10.97%	24.15%	-.17%	1.39%	3.46%
Class C	11.09%	24.26%	-.18%	1.38%	3.45%
S&P 500 Index+	14.59%	38.52%	-1.04%	-.12%	7.48%
Lehman Aggregate Bond Index+	4.92%	4.54%	7.35%	7.25%	7.22%
S&P 500 Index (50%), Lehman Aggregate Bond Index (35%), MSCI EAFE Index (7%), 3-month T-Bill (5%), Russell 2000 Index (3%)+	11.30%	25.44%	2.93%	3.46%	7.44%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
++ Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/29/04	$ 10.94	$ 10.94	$ 10.94
8/31/03	$ 9.91	$ 9.91	$ 9.90
Distribution Information: Six Months: Income Dividends as of 2/29/04	$ .10	$ .05	$ .05

Class A Lipper Rankings - Balanced Funds Category as of 2/29/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	226	of	532	43
3-Year	307	of	435	70

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

[] Pathway Moderate Portfolio - Class A

[] S&P 500 Index+
[] Lehman Aggregate Bond Index+
[] S&P 500 Index (50%), Lehman Aggregate Bond Index (35%), MSCI EAFE Index (7%), 3-month T-Bill (5%), Russell 2000 Index (3%)+

Yearly periods ended February 29

The Portfolio's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/29/04
Pathway Moderate Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class A	Growth of $10,000	$11,792	$9,593	$10,474	$12,743
	Average annual total return	17.92%	-1.38%	.93%	3.38%
Class B	Growth of $10,000	$12,115	$9,759	$10,629	$12,809
	Average annual total return	21.15%	-.81%	1.23%	3.46%
Class C	Growth of $10,000	$12,301	$9,847	$10,604	$12,678
	Average annual total return	23.01%	-.51%	1.18%	3.31%
S&P 500 Index+	Growth of $10,000	$13,852	$9,691	$9,940	$16,865
	Average annual total return	38.52%	-1.04%	-.12%	7.48%
Lehman Aggregate Bond Index+	Growth of $10,000	$10,454	$12,371	$14,190	$16,579
	Average annual total return	4.54%	7.35%	7.25%	7.22%
S&P 500 Index (50%), Lehman Aggregate Bond Index (35%), MSCI EAFE Index (7%), 3-month T-Bill (5%), Russell 2000 Index (3%)+	Growth of $10,000	$12,544	$10,906	$11,855	$16,824
	Average annual total return	25.44%	2.93%	3.46%	7.44%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
+ The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate Bond Index is a market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The MSCI EAFE Index is a market-value-weighted measure of stocks of 21 countries. The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Pathway Moderate Portfolio

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and rankings may differ by share class.

The Portfolio invests in other Scudder Funds and although Class S and Class AARP did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

Returns shown for Class AARP shares for the periods prior to its inception on October 2, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Moderate Portfolio during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 2/29/04
	6-Month++	1-Year	3-Year	5-Year	Life of Class*
Class S	11.55%	25.41%	.80%	2.36%	4.47%
Class AARP	11.55%	25.41%	.83%	2.37%	4.48%
S&P 500 Index+	14.59%	38.52%	-1.04%	-.12%	7.48%
Lehman Aggregate Bond Index+	4.92%	4.54%	7.35%	7.25%	7.22%
S&P 500 Index (50%), Lehman Aggregate Bond Index (35%), MSCI EAFE Index (7%), 3-month T-Bill (5%), Russell 2000 Index (3%)+	11.30%	25.44%	2.93%	3.46%	7.44%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
++ Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 2/29/04	$ 10.93	$ 10.93
8/31/03	$ 9.90	$ 9.90
Distribution Information: Six Months: Income Dividends as of 2/29/04	$ .11	$ .11

Class S Lipper Rankings - Balanced Funds Category as of 2/29/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	213	of	532	40
3-Year	286	of	435	66
5-Year	229	of	363	63

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment

[] Pathway Moderate Portfolio - Class S

[] S&P 500 Index+
[] Lehman Aggregate Bond Index+
[] S&P 500 Index (50%), Lehman Aggregate Bond Index (35%), MSCI EAFE Index (7%), 3-month T-Bill (5%), Russell 2000 Index (3%)+

Yearly periods ended February 29

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Comparative Results as of 2/29/04
Pathway Moderate Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class S	Growth of $10,000	$12,541	$10,243	$11,235	$13,749
	Average annual total return	25.41%	.80%	2.36%	4.47%
Class AARP	Growth of $10,000	$12,541	$10,252	$11,244	$13,760
	Average annual total return	25.41%	.83%	2.37%	4.48%
S&P 500 Index+	Growth of $10,000	$13,852	$9,691	$9,940	$16,865
	Average annual total return	38.52%	-1.04%	-.12%	7.48%
Lehman Aggregate Bond Index+	Growth of $10,000	$10,454	$12,371	$14,190	$16,579
	Average annual total return	4.54%	7.35%	7.25%	7.22%
S&P 500 Index (50%), Lehman Aggregate Bond Index (35%), MSCI EAFE Index (7%), 3-month T-Bill (5%), Russell 2000 Index (3%)+	Growth of $10,000	$12,544	$10,906	$11,855	$16,824
	Average annual total return	25.44%	2.93%	3.46%	7.44%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
+ The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate Bond Index is a market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The MSCI EAFE Index is a market-value-weighted measure of stocks of 21 countries. The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 US stocks. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Pathway Growth Portfolio

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares had a 1% front-end sales charge through February 29, 2004, and redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and rankings may differ by share class.

The Portfolio invests in other Scudder Funds and although Class A, B and C shares did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Growth Portfolio during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/29/04
	6-Month++	1-Year	3-Year	5-Year	Life of Class*
Class A	14.21%	34.76%	-1.13%	2.77%	5.33%
Class B	13.76%	33.75%	-1.90%	2.01%	4.54%
Class C	13.73%	33.73%	-1.90%	2.00%	4.54%
S&P 500 Index+	14.59%	38.52%	-1.04%	-.12%	7.48%
Lehman Aggregate Bond Index+	4.92%	4.54%	7.35%	7.25%	7.22%
S&P 500 Index (68%), Lehman Aggregate Bond Index (15%), MSCI EAFE Index (12%), Russell 2000 Index (5%)+	14.57%	35.89%	1.24%	1.95%	7.33%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
++ Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/29/04	$ 12.47	$ 12.39	$ 12.39
8/31/03	$ 11.08	$ 10.97	$ 10.97
Distribution Information: Six Months: Income Dividends as of 2/29/04	$ .18	$ .09	$ .08

Class A Lipper Rankings - Multi-Cap Core Funds Category as of 2/29/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	475	of	595	80
3-Year	294	of	438	67

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Pathway Growth Portfolio - Class A [] S&P 500 Index+ [] Lehman Aggregate Bond Index+ [] S&P 500 Index (68%), Lehman Aggregate Bond Index (15%), MSCI EAFE Index (12%), Russell 2000 Index (5%)+

Yearly periods ended February 29

The Portfolio's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/29/04
Pathway Growth Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class A	Growth of $10,000	$12,701	$9,108	$10,803	$13,756
	Average annual total return	27.01%	-3.07%	1.56%	4.47%
Class B	Growth of $10,000	$13,075	$9,260	$10,956	$13,820
	Average annual total return	30.75%	-2.53%	1.84%	4.54%
Class C	Growth of $10,000	$13,239	$9,345	$10,933	$13,680
	Average annual total return	32.39%	-2.23%	1.80%	4.39%
S&P 500 Index+	Growth of $10,000	$13,852	$9,691	$9,940	$16,865
	Average annual total return	38.52%	-1.04%	-.12%	7.48%
Lehman Aggregate Bond Index+	Growth of $10,000	$10,454	$12,371	$14,190	$16,579
	Average annual total return	4.54%	7.35%	7.25%	7.22%
S&P 500 Index (68%), Lehman Aggregate Bond Index (15%), MSCI EAFE Index (12%), Russell 2000 Index (5%)+	Growth of $10,000	$13,589	$10,377	$11,016	$16,705
	Average annual total return	35.89%	1.24%	1.95%	7.33%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
+ The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The MSCI EAFE Index is a market-value-weighted measure of stocks of 21 countries. The Lehman Aggregate Bond Index is a market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Pathway Growth Portfolio

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for some underlying funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and rankings may differ by share class.

The Portfolio invests in other Scudder Funds and although Class S and Class AARP did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.

Returns shown for Class AARP shares for the periods prior to its inception on September 25, 2000 are derived from the historical performance of Class S shares of the Scudder Pathway Series: Growth Portfolio during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 2/29/04
	6-Month++	1-Year	3-Year	5-Year	Life of Class*
Class S	14.35%	35.02%	-.93%	2.99%	5.57%
Class AARP	14.35%	35.02%	-.93%	2.99%	5.57%
S&P 500 Index+	14.59%	38.52%	-1.04%	.12%	7.48%
Lehman Aggregate Bond Index+	4.92%	4.54%	7.35%	7.25%	7.22%
S&P 500 Index (68%), Lehman Aggregate Bond Index (15%), MSCI EAFE Index (12%), Russell 2000 Index (5%)+	14.57%	35.89%	1.24%	1.95%	7.33%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
++ Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 2/29/04	$ 12.48	$ 12.48
8/31/03	$ 11.10	$ 11.10
Distribution Information: Six Months: Income Dividends as of 2/29/04	$ .21	$ .21

Class S Lipper Rankings - Multi-Cap Core Funds Category as of 2/29/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	464	of	595	78
3-Year	279	of	438	64
5-Year	151	of	312	49

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Pathway Growth Portfolio - Class S [] S&P 500 Index+ [] Lehman Aggregate Bond Index+ [] S&P 500 Index (68%), Lehman Aggregate Bond Index (15%), MSCI EAFE Index (12%), Russell 2000 Index (5%)+

Yearly periods ended February 29

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.

Comparative Results as of 2/29/04
Pathway Growth Portfolio		1-Year	3-Year	5-Year	Life of Class*
Class S	Growth of $10,000	$13,502	$9,724	$11,587	$14,840
	Average annual total return	35.02%	-.93%	2.99%	5.57%
Class AARP	Growth of $10,000	$13,502	$9,724	$11,587	$14,840
	Average annual total return	35.02%	-.93%	2.99%	5.57%
S&P 500 Index+	Growth of $10,000	$13,852	$9,691	$9,940	$16,865
	Average annual total return	38.52%	-1.04%	-.12%	7.48%
Lehman Aggregate Bond Index+	Growth of $10,000	$10,454	$12,371	$14,190	$16,579
	Average annual total return	4.54%	7.35%	7.25%	7.22%
S&P 500 Index (68%), Lehman Aggregate Bond Index (15%), MSCI EAFE Index (12%), Russell 2000 Index (5%)+	Growth of $10,000	$13,589	$10,377	$11,016	$16,705
	Average annual total return	35.89%	1.24%	1.95%	7.33%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on November 15, 1996. Index returns begin November 30, 1996.
+ The Standard & Poor's 500 (S&P 500) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The MSCI EAFE Index is a market-value-weighted measure of stocks of 21 countries. The Lehman Aggregate Bond Index is a market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Summaries February 29, 2004

Pathway Conservative Portfolio

Asset Allocation	2/29/04	8/31/03

Money Market	6%	6%
Fixed Income	52%	52%
Equity	42%	42%
	100%	100%

Asset Class Ranges

Fixed Income Funds	50-70%
Equity Funds	30-50%

Asset allocation is subject to change.

For more complete details about the portfolio's investments, see page 36. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Pathway Moderate Portfolio

Asset Allocation	2/29/04	8/31/03

Money Market	1%	1%
Fixed Income	37%	37%
Equity	62%	62%
	100%	100%

Asset Class Ranges

Fixed Income Funds	30-50%
Equity Funds	50-70%

Asset allocation is subject to change.

For more complete details about the portfolio's investments, see page 37. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Pathway Growth Portfolio

Asset Allocation	2/29/04	8/31/03

Money Market	1%	1%
Fixed Income	12%	12%
Equity	87%	87%
	100%	100%

Asset Class Ranges

Fixed Income Funds	5-25%
Equity Funds	75-95%

Asset allocation is subject to change.

For more complete details about the portfolio's investments, see page 39. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Investment Portfolio as of February 29, 2004 (Unaudited)

Pathway Conservative Portfolio	Shares	Value ($)

Equity 41.6%
Scudder Capital Growth Fund "I"	28,917	1,218,846
Scudder Contrarian Fund "I"	58,701	1,268,536
Scudder-Dreman High Return Equity Fund "I"	35,254	1,391,118
Scudder Equity 500 Index Fund "Premier"	219,526	28,597,669
Scudder Growth and Income Fund "Institutional"	270,052	5,630,576
Scudder International Fund "I"	63,373	2,545,693
Scudder International Select Equity Fund "Premier"	132,116	2,364,868
Scudder Large Company Growth Fund "I"	102,910	2,373,115
Scudder Large Company Value Fund "I"	46,479	1,120,149
Scudder S&P 500 Index Fund "S"	1,603	24,462
Total Equity (Cost $38,405,955)		46,535,032

Fixed Income 51.8%
Scudder Fixed Income Fund "Institutional"	5,213,889	57,874,165
Scudder GNMA Fund "S"	1,679	25,638
Scudder High Income Opportunity Fund "S"	3,142	29,218
Scudder Income Fund "I"	1,864	24,361
Scudder Short-Term Bond Fund "S"	3,040	32,072
Total Fixed Income (Cost $57,082,877)		57,985,454

Money Market 6.6%
Scudder Cash Investment Trust "S"	1,890,208	1,890,208
Scudder Money Market Series "Institutional"	5,482,610	5,482,610
Total Money Market (Cost $7,372,818)		7,372,818
Total Investment Portfolio - 100.0% (Cost $102,861,650) (a)		111,893,304

(a) The cost for federal income tax purposes was $105,332,498. At February 29, 2004, net unrealized appreciation for all securities based on tax cost was $6,560,806. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,551,983 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $991,177.
During the six months ended February 29, 2004, purchases and sales of investment securities (excluding money market investments) aggregated $8,444,807 and $8,280,000, respectively.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of February 29, 2004 (Unaudited)

Pathway Moderate Portfolio	Shares	Value ($)

Equity 62.2%
Scudder 21st Century Growth Fund "I"	75,462	1,052,694
Scudder Capital Growth Fund "I"	17,799	750,231
Scudder Contrarian Fund "I"	172,009	3,717,110
Scudder-Dreman High Return Equity Fund "I"	107,315	4,234,655
Scudder-Dreman Small Cap Value Fund "I"	26,239	761,722
Scudder Emerging Markets Growth Fund "S"	78	1,207
Scudder Equity 500 Index Fund "Premier"	542,714	70,699,294
Scudder Growth and Income Fund "Institutional"	776,535	16,190,745
Scudder International Equity Fund "Institutional"	521,501	5,434,042
Scudder International Fund "I"	161,202	6,475,496
Scudder International Select Equity Fund "Premier"	423,597	7,582,380
Scudder Large Company Growth Fund "I"	273,985	6,318,084
Scudder Large Company Value Fund "I"	115,632	2,786,722
Scudder S&P 500 Index Fund "S"	661	10,085
Scudder Select 500 Fund "S"	190,087	2,128,970
Scudder Small Cap Fund "Investment"	4,558	104,286
Scudder Small Company Stock Fund "S"	120,316	3,076,482
Scudder Small Company Value Fund "S"	52,046	1,389,106
Total Equity (Cost $110,595,396)		132,713,311

Fixed Income 36.7%
Scudder Fixed Income Fund "Institutional"	7,014,505	77,861,009
Scudder GNMA Fund "S"	5,970	91,161
Scudder High Income Opportunity Fund "S"	11,087	103,114
Scudder Income Fund "I"	7,527	98,384
Scudder Short-Term Bond Fund "S"	9,103	96,037
Total Fixed Income (Cost $77,015,484)		78,249,705

Money Market Instruments 1.1%
Scudder Cash Investment Trust "S"	2,157,547	2,157,547
Scudder Money Market Series "Institutional"	102,867	102,867
Total Money Market (Cost $2,260,414)		2,260,414
Total Investment Portfolio - 100.0% (Cost $189,871,294) (a)		213,223,430

(a) The cost for federal income tax purposes was $194,373,349. At February 29, 2004, net unrealized appreciation for all securities based on tax cost was $18,850,081. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,725,130 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,875,049.
During the six months ended February 29, 2004, purchases and sales of investment securities (excluding money market investments) aggregated $20,496,119 and $24,635,000, respectively.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of February 29, 2004 (Unaudited)

Pathway Growth Portfolio	Shares	Value ($)

Equity 87.4%
Scudder 21st Century Growth Fund "I"	125,298	1,747,913
Scudder Capital Growth Fund "I"	12,282	517,666
Scudder Contrarian Fund "I"	227,279	4,911,499
Scudder-Dreman High Return Equity Fund "I"	130,494	5,149,277
Scudder-Dreman Small Cap Value Fund "I"	36,868	1,070,268
Scudder Emerging Markets Growth Fund "S"	34,062	530,004
Scudder Equity 500 Index Fund "Premier"	687,475	89,557,392
Scudder Global Fund "S"	346	8,350
Scudder Growth and Income Fund "Institutional"	954,754	19,906,628
Scudder International Equity Fund "Institutional"	1,002,111	10,441,997
Scudder International Fund "I"	271,124	10,891,048
Scudder International Select Equity Fund "Premier"	504,109	9,023,551
Scudder Large Company Growth Fund "I"	541,871	12,495,542
Scudder Large Company Value Fund "I"	290,934	7,011,517
Scudder S&P 500 Index Fund "S"	3,105	47,376
Scudder Small Cap Fund "Investment"	4,216	96,456
Scudder Small Company Stock Fund "S"	205,394	5,251,916
Scudder Small Company Value Fund "S"	81,614	2,178,280
Total Equity (Cost $150,461,920)		180,836,680

Fixed Income 11.9%
Scudder Emerging Markets Income Fund "S"	1,390	13,873
Scudder Fixed Income Fund "Institutional"	2,200,356	24,423,956
Scudder GNMA Fund "S"	1,876	28,646
Scudder High Income Opportunity Fund "S"	4,634	43,095
Scudder Income Fund "I"	2,623	34,280
Total Fixed Income (Cost $24,317,566)		24,543,850

Money Market 0.7%
Scudder Cash Investment Trust "S"	1,442,395	1,442,395
Scudder Money Market Series "Institutional"	11,669	11,669
Total Money Market (Cost $1,454,064)		1,454,064
Total Investment Portfolio - 100.0% (Cost $176,233,550) (a)		206,834,594

(a) The cost for federal income tax purposes was $184,001,923. At February 29, 2004, net unrealized appreciation for all securities based on tax cost was $22,832,671. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,008,995 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,176,324.
During the six months ended February 29, 2004, purchases and sales of investment securities (excluding money market investments) aggregated $19,938,525 and $23,750,000, respectively.

Financial Statements

Statements of Assets and Liabilities as of February 29, 2004 (Unaudited)
Assets	Pathway Conservative Portfolio	Pathway Moderate Portfolio	Pathway Growth Portfolio
Investments in securities, at value (for cost, see accompanying investment portfolios)	$ 111,893,304	$ 213,223,430	$ 206,834,594
Interest receivable	59,746	74,593	23,596
Receivable for Portfolio shares sold	64,286	150,679	286,012
Total assets	112,017,336	213,448,702	207,144,202
Liabilities
Payable for Portfolio shares redeemed	58,115	252,292	154,042
Other accrued expenses and payables	8,834	25,150	14,725
Total liabilities	66,949	277,442	168,767
Net assets, at value	$ 111,950,387	$ 213,171,260	$ 206,975,435
Net Assets
Net assets consist of: Undistributed net investment income	179,989	946,541	1,349,798
Net unrealized appreciation (depreciation) on investments	9,031,654	23,352,136	30,601,044
Accumulated net realized gain (loss)	(19,354,015)	(65,889,574)	(72,646,603)
Paid-in capital	122,092,759	254,762,157	247,671,196
Net assets, at value	$ 111,950,387	$ 213,171,260	$ 206,975,435

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 29, 2004 (Unaudited) (continued)
Net Asset Value	Pathway Conservative Portfolio	Pathway Moderate Portfolio	Pathway Growth Portfolio
Class A Net assets applicable to shares outstanding	$ 14,728,840	$ 47,307,368	$ 32,440,041
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	1,285,482	4,322,967	2,601,499
Net Asset Value and redemption price per share	$ 11.46	$ 10.94	$ 12.47
Maximum offering price per share (100 / 94.25 of net asset value)	$ 12.16	$ 11.61	$ 13.23
Class B Net assets applicable to shares outstanding	$ 4,409,205	$ 10,975,022	$ 12,970,122
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	384,689	1,002,785	1,046,624
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 11.46	$ 10.94	$ 12.39
Class C Net assets applicable to shares outstanding	$ 2,640,402	$ 7,144,074	$ 5,677,018
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	230,477	653,203	458,046
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share	$ 11.46	$ 10.94	$ 12.39
Maximum offering price per share (100 / 99.00 of net asset value)	$ 11.58	$ 11.05	$ 12.52
Class AARP Net assets applicable to shares outstanding	$ 46,072,114	$ 5,681,913	$ 65,714,505
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,020,638	519,856	5,265,005
Net Asset Value, offering and redemption price per share	$ 11.46	$ 10.93	$ 12.48
Class S Net assets applicable to shares outstanding	$ 44,099,826	$ 142,062,883	$ 90,173,749
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,848,573	12,991,802	7,223,711
Net Asset Value, offering and redemption price per share	$ 11.46	$ 10.93	$ 12.48

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 29, 2004 (Unaudited)
Investment Income	Pathway Conservative Portfolio	Pathway Moderate Portfolio	Pathway Growth Portfolio
Income: Income distributions from Underlying Funds	$ 1,537,361	$ 2,673,575	$ 2,023,037
Expenses: Distribution service fees	48,609	124,343	111,466
Net investment income	1,488,752	2,549,232	1,911,571
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	603,351	2,652,430	3,050,795
Capital gain distributions from Underlying Funds	405,124	632,816	297,407
	1,008,475	3,285,246	3,348,202
Net unrealized appreciation (depreciation) during the period on investments	6,636,892	16,643,935	20,859,382
Net gain (loss) on investment transactions	7,645,367	19,929,181	24,207,584
Net increase (decrease) in net assets resulting from operations	$ 9,134,119	$ 22,478,413	$ 26,119,155

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Pathway Conservative Portfolio
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2004 (Unaudited)	Year Ended August 31, 2003
Operations: Net investment income	$ 1,488,752	$ 2,917,150
Net realized gain (loss) on investment transactions	1,008,475	(10,471,478)
Net unrealized appreciation (depreciation) on investment transactions during the period	6,636,892	14,310,323
Net increase (decrease) in net assets resulting from operations	9,134,119	6,755,995
Distributions to shareholders from: Net investment income: Class A	(179,160)	(314,295)
Class B	(47,418)	(59,006)
Class C	(27,555)	(34,544)
Class AARP	(725,244)	(1,378,996)
Class S	(697,621)	(1,244,361)
Portfolio share transactions: Proceeds from shares sold	13,999,744	26,288,978
Reinvestment of distributions	1,545,077	2,773,927
Cost of shares redeemed	(14,419,606)	(29,385,951)
Net increase (decrease) in net assets from Portfolio share transactions	1,125,215	(323,046)
Increase (decrease) in net assets	8,582,336	3,401,747
Net assets at beginning of period	103,368,051	99,966,304
Net assets at end of period (including undistributed net investment income of $179,989 and $368,235, respectively)	$ 111,950,387	$ 103,368,051

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Pathway Moderate Portfolio
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2004 (Unaudited)	Year Ended August 31, 2003
Operations: Net investment income	$ 2,549,232	$ 4,766,039
Net realized gain (loss) on investment transactions	3,285,246	(29,472,751)
Net unrealized appreciation (depreciation) on investment transactions during the period	16,643,935	39,663,758
Net increase (decrease) in net assets resulting from operations	22,478,413	14,957,046
Distributions to shareholders from: Net investment income: Class A	(353,481)	(645,688)
Class B	(51,256)	(134,629)
Class C	(29,719)	(52,160)
Class AARP	(46,440)	(85,176)
Class S	(1,531,058)	(4,139,132)
Portfolio share transactions: Proceeds from shares sold	30,643,957	51,684,760
Reinvestment of distributions	1,999,067	5,030,296
Cost of shares redeemed	(37,238,158)	(81,019,686)
Net increase (decrease) in net assets from Portfolio share transactions	(4,595,134)	(24,304,630)
Increase (decrease) in net assets	15,871,325	(14,404,369)
Net assets at beginning of period	197,299,935	211,704,304
Net assets at end of period (including undistributed net investment income of $946,541 and $409,263, respectively)	$ 213,171,260	$ 197,299,935

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets - Pathway Growth Portfolio
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2004 (Unaudited)	Year Ended August 31, 2003
Operations: Net investment income	$ 1,911,571	$ 2,856,927
Net realized gain (loss) on investment transactions	3,348,202	(49,081,998)
Net unrealized appreciation (depreciation) on investment transactions during the period	20,859,382	62,671,718
Net increase (decrease) in net assets resulting from operations	26,119,155	16,446,647
Distributions to shareholders from: Net investment income: Class A	(430,723)	(250,135)
Class B	(85,832)	(50,152)
Class C	(34,561)	(18,148)
Class AARP	(1,067,918)	(914,847)
Class S	(1,534,621)	(1,377,450)
Portfolio share transactions: Proceeds from shares sold	23,822,702	37,275,279
Reinvestment of distributions	3,102,340	2,570,909
Cost of shares redeemed	(29,660,017)	(51,166,843)
Net increase (decrease) in net assets from Portfolio share transactions	(2,734,975)	(11,320,655)
Increase (decrease) in net assets	20,230,525	2,515,260
Net assets at beginning of period	186,744,910	184,229,650
Net assets at end of period (including undistributed net investment income of $1,349,798 and $2,591,882, respectively)	$ 206,975,435	$ 186,744,910

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Pathway Conservative Portfolio - Class A
Years Ended August 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.69	$ 10.30	$ 11.31	$ 11.93
Income (loss) from investment operations: Net investment income[c]	.15	.29	.36	.27
Net realized and unrealized gain (loss) on investment transactions	.78	.40	(.99)	(.69)
Total from investment operations	.93	.69	(.63)	(.42)
Less distributions from: Net investment income	(.16)	(.30)	(.38)	(.20)
Net asset value, end of period	$ 11.46	$ 10.69	$ 10.30	$ 11.31
Total Return (%)[d]	8.81e**	6.85[e]	(5.73)	(3.51)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	11	10	8
Ratio of expenses (%)[f]	.24*	.23	.23	.25*
Ratio of net investment income (%)	2.63*	2.77	3.32	3.43*
Portfolio turnover rate (%)	16*	104	36	40
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Conservative Portfolio - Class B
Years Ended August 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.70	$ 10.31	$ 11.31	$ 11.93
Income (loss) from investment operations: Net investment income[c]	.10	.21	.28	.23
Net realized and unrealized gain (loss) on investment transactions	.78	.40	(.99)	(.69)
Total from investment operations	.88	.61	(.71)	(.46)
Less distributions from: Net investment income	(.12)	(.22)	(.29)	(.16)
Net asset value, end of period	$ 11.46	$ 10.70	$ 10.31	$ 11.31
Total Return (%)[d]	8.29e**	6.04[e]	(6.36)	(3.87)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	4	2	2
Ratio of expenses (%)[f]	1.00*	.99	.95	1.00*
Ratio of net investment income (%)	1.87*	2.01	2.60	2.68*
Portfolio turnover rate (%)	16*	104	36	40
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Conservative Portfolio - Class C
Years Ended August 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.69	$ 10.30	$ 11.31	$ 11.93
Income (loss) from investment operations: Net investment income[c]	.10	.21	.27	.23
Net realized and unrealized gain (loss) on investment transactions	.79	.40	(.99)	(.69)
Total from investment operations	.89	.61	(.72)	(.46)
Less distributions from: Net investment income	(.12)	(.22)	(.29)	(.16)
Net asset value, end of period	$ 11.46	$ 10.69	$ 10.30	$ 11.31
Total Return (%)[d]	8.39e**	6.04[e]	(6.45)	(3.87)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	2	1	1
Ratio of expenses (%)[f]	1.00*	.99	.97	1.00*
Ratio of net investment income (%)	1.87*	2.01	2.58	2.68*
Portfolio turnover rate (%)	16*	104	36	40
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Conservative Portfolio - Class AARP
Years Ended August 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.69	$ 10.30	$ 11.32	$ 12.16
Income (loss) from investment operations: Net investment income[c]	.16	.31	.39	.44
Net realized and unrealized gain (loss) on investment transactions	.79	.40	(1.01)	(.88)
Total from investment operations	.95	.71	(.62)	(.44)
Less distributions from: Net investment income	(.18)	(.32)	(.40)	(.39)
Net realized gains on investment transactions	-	-	-	(.01)
Total distributions	(.18)	(.32)	(.40)	(.40)
Net asset value, end of period	$ 11.46	$10.69	$ 10.30	$ 11.32
Total Return (%)	8.94d**	7.10[d]	(5.57)	(3.68)d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	46	44	47	60
Ratio of expenses (%)[e]	-	-	-	-
Ratio of net investment income (%)	2.87*	3.00	3.55	3.95*
Portfolio turnover rate (%)	16*	104	36	40
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the period from September 25, 2000 (commencement of sales of Class AARP shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] This Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Conservative Portfolio - Class S
Years Ended August 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 10.69	$ 10.30	$ 11.32	$ 12.47	$ 12.45	$ 12.28
Income (loss) from investment operations:
Net investment income[b]	.16	.31	.39	.47	.65	.57
Net realized and unrealized gain (loss) on investment transactions	.79	.40	(1.01)	(1.03)	.23	.36
Total from investment operations	.95	.71	(.62)	(.56)	.88	.93
Less distributions from:
Net investment income	(.18)	(.32)	(.40)	(.58)	(.65)	(.55)
Net realized gains on investment transactions	-	-	-	(.01)	(.21)	(.21)
Total distributions	(.18)	(.32)	(.40)	(.59)	(.86)	(.76)
Net asset value, end of period	$ 11.46	$ 10.69	$ 10.30	$ 11.32	$ 12.47	$ 12.45
Total Return (%)	8.94c**	7.10[c]	(5.57)	(4.60)[c]	7.39[c]	7.62[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	44	42	40	42	29	28
Ratio of expenses (%)[d]	-	-	-	-	-	-
Ratio of net investment income (%)	2.87*	3.00	3.55	3.98	5.30	4.45
Portfolio turnover rate (%)	16*	104	36	40	26	28
[a] For the six months ended February 29, 2004 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[d] This Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Moderate Portfolio - Class A
Years Ended August 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.91	$ 9.38	$ 10.77	$ 12.04
Income (loss) from investment operations: Net investment income[c]	.12	.21	.24	.17
Net realized and unrealized gain (loss) on investment transactions	1.01	.55	(1.39)	(1.31)
Total from investment operations	1.13	.76	(1.15)	(1.14)
Less distributions from: Net investment income	(.10)	(.23)	(.24)	(.13)
Net asset value, end of period	$ 10.94	$ 9.91	$ 9.38	$ 10.77
Total Return (%)[d]	11.41e**	8.28[e]	(10.83)	(9.47)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47	35	23	15
Ratio of expenses (%)[f]	.23*	.23	.22	.25*
Ratio of net investment income (%)	2.37*	2.30	2.31	2.26*
Portfolio turnover rate (%)	20*	101	57	58
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Moderate Portfolio - Class B
Years Ended August 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.91	$ 9.38	$ 10.76	$ 12.04
Income (loss) from investment operations: Net investment income[c]	.08	.14	.17	.13
Net realized and unrealized gain (loss) on investment transactions	1.00	.55	(1.38)	(1.32)
Total from investment operations	1.08	.69	(1.21)	(1.19)
Less distributions from: Net investment income	(.05)	(.16)	(.17)	(.09)
Net asset value, end of period	$ 10.94	$ 9.91	$ 9.38	$ 10.76
Total Return (%)[d]	10.97e**	7.46[e]	(11.42)	(9.89)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	9	8	8
Ratio of expenses (%)[f]	1.00*	1.00	.90[g]	1.00*
Ratio of net investment income (%)	1.60*	1.53	1.63	1.51*
Portfolio turnover rate (%)	20*	101	57	58
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[g] The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Income with Growth Portfolio, the Farmers Balanced Portfolio and the Farmers Growth with Income Portfolio. The ratio without this reduction was .93%.
* Annualized
** Not annualized

Pathway Moderate Portfolio - Class C
Years Ended August 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.90	$ 9.37	$ 10.76	$ 12.04
Income (loss) from investment operations: Net investment income[c]	.08	.14	.16	.13
Net realized and unrealized gain (loss) on investment transactions	1.01	.54	(1.38)	(1.32)
Total from investment operations	1.09	.68	(1.22)	(1.19)
Less distributions from: Net investment income	(.05)	(.15)	(.17)	(.09)
Net asset value, end of period	$ 10.94	$ 9.90	$ 9.37	$ 10.76
Total Return (%)[d]	11.09e**	7.44[e]	(11.51)	(9.89)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	4	3	3
Ratio of expenses (%)[f]	1.00*	.99	1.00	1.00*
Ratio of net investment income (%)	1.60*	1.54	1.53	1.51*
Portfolio turnover rate (%)	20*	101	57	58
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Moderate Portfolio - Class AARP
Years Ended August 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.90	$ 9.37	$ 10.76	$ 13.80
Income (loss) from investment operations: Net investment income[c]	.13	.24	.26	.29
Net realized and unrealized gain (loss) on investment transactions	1.01	.54	(1.38)	(1.84)
Total from investment operations	1.14	.78	(1.12)	(1.55)
Less distributions from: Net investment income	(.11)	(.25)	(.27)	(.31)
Net realized gains on investment transactions	-	-	-	(1.18)
Total distributions	(.11)	(.25)	(.27)	(1.49)
Net asset value, end of period	$ 10.93	$ 9.90	$ 9.37	$ 10.76
Total Return (%)	11.55d**	8.54[d]	(10.62)	(12.19)d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	4	3	4
Ratio of expenses (%)[e]	-	-	-	-
Ratio of net investment income (%)	2.60*	2.53	2.53	2.68*
Portfolio turnover rate (%)	20*	101	57	58
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the period from October 2, 2000 (commencement of sales of Class AARP shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] This Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Moderate Portfolio - Class S
Years Ended August 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 9.90	$ 9.38	$ 10.76	$ 14.30	$ 13.42	$ 12.06
Income (loss) from investment operations:
Net investment income[b]	.13	.24	.26	.33	.45	.38
Net realized and unrealized gain (loss) on investment transactions	1.01	.53	(1.37)	(2.27)	1.60	1.79
Total from investment operations	1.14	.77	(1.11)	(1.94)	2.05	2.17
Less distributions from:
Net investment income	(.11)	(.25)	(.27)	(.42)	(.48)	(.38)
Net realized gains on investment transactions	-	-	-	(1.18)	(.69)	(.43)
Total distributions	(.11)	(.25)	(.27)	(1.60)	(1.17)	(.81)
Net asset value, end of period	$ 10.93	$ 9.90	$ 9.38	$ 10.76	$ 14.30	$ 13.42
Total Return (%)	11.55c**	8.43[c]	(10.52)	(14.60)[c]	15.65[c]	18.27[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	142	145	175	238	258	247
Ratio of expenses (%)[d]	-	-	-	-	-	-
Ratio of net investment income (%)	2.60*	2.53	2.53	2.75	3.23	2.88
Portfolio turnover rate (%)	20*	101	57	58	28	24
[a] For the six months ended February 29, 2004 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[d] This Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Growth Portfolio - Class A
Years Ended August 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.08	$ 10.21	$ 12.61	$ 14.55
Income (loss) from investment operations: Net investment income[c]	.11	.15	.12	.08
Net realized and unrealized gain (loss) on investment transactions	1.46	.85	(2.15)	(2.02)
Total from investment operations	1.57	1.00	(2.03)	(1.94)
Less distributions from: Net investment income	(.18)	(.13)	(.10)	-
Net realized gains on investment transactions	-	-	(.27)	-
Total distributions	(.18)	(.13)	(.37)	-
Net asset value, end of period	$ 12.47	$ 11.08	$ 10.21	$ 12.61
Total Return (%)[d]	14.21e**	10.00[e]	(16.61)	(13.33)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	24	18	18
Ratio of expenses (%)[f]	.24*	.22	.21	.25*
Ratio of net investment income (%)	1.83*	1.52	1.00	.81*
Portfolio turnover rate (%)	21*	93	44	29
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class A shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Growth Portfolio - Class B
Years Ended August 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.97	$ 10.11	$ 12.55	$ 14.55
Income (loss) from investment operations: Net investment income[c]	.07	.08	.03	.03
Net realized and unrealized gain (loss) on investment transactions	1.44	.84	(2.12)	(2.03)
Total from investment operations	1.51	.92	(2.09)	(2.00)
Less distributions from: Net investment income	(.09)	(.06)	(.08)	-
Net realized gains on investment transactions	-	-	(.27)	-
Total distributions	(.09)	(.06)	(.35)	-
Net asset value, end of period	$ 12.39	$ 10.97	$ 10.11	$ 12.55
Total Return (%)[d]	13.76e**	9.17[e]	(17.19)	(13.75)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	11	8	9
Ratio of expenses (%)[f]	.94*	.97	.93[g]	1.00*
Ratio of net investment income (%)	1.13*	.77	.28	.06*
Portfolio turnover rate (%)	21*	93	44	29
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class B shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
[g] The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Growth Portfolio. The ratio without this reduction was .95%.
* Annualized
** Not annualized

Pathway Growth Portfolio - Class C
Years Ended August 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.97	$ 10.11	$ 12.55	$ 14.55
Income (loss) from investment operations: Net investment income[c]	.06	.08	.03	.03
Net realized and unrealized gain (loss) on investment transactions	1.44	.84	(2.12)	(2.03)
Total from investment operations	1.50	.92	(2.09)	(2.00)
Less distributions from: Net investment income	(.08)	(.06)	(.08)	-
Net realized gains on investment transactions	-	-	(.27)	-
Total distributions	(.08)	(.06)	(.35)	-
Net asset value, end of period	$ 12.39	$ 10.97	$ 10.11	$ 12.55
Total Return (%)[d]	13.73e**	9.17[e]	(17.19)	(13.75)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	4	3	3
Ratio of expenses (%)[f]	.97*	.99	.95	1.00*
Ratio of net investment income (%)	1.10*	.75	.26	.06*
Portfolio turnover rate (%)	21*	93	44	29
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the period from December 29, 2000 (commencement of sales of Class C shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower if the Advisor had not maintained some underlying Funds' expenses.
[f] The Portfolio invests in other Scudder Funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Growth Portfolio - Class AARP
Years Ended August 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.10	$ 10.24	$ 12.62	$ 15.32
Income (loss) from investment operations: Net investment income[c]	.12	.18	.14	.19
Net realized and unrealized gain (loss) on investment transactions	1.47	.84	(2.14)	(2.77)
Total from investment operations	1.59	1.02	(2.00)	(2.58)
Less distributions from: Net investment income	(.21)	(.16)	(.11)	(.12)
Net realized gains on investment transactions	-	-	(.27)	-
Total distributions	(.21)	(.16)	(.38)	(.12)
Net asset value, end of period	$ 12.48	$ 11.10	$ 10.24	$ 12.62
Total Return (%)	14.35d**	10.18[d]	(16.39)	(16.94)d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	66	60	62	92
Ratio of expenses (%)[e]	-	-	-	-
Ratio of net investment income (%)	2.07*	1.74	1.21	1.44*
Portfolio turnover rate (%)	21*	93	44	29
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the period from September 25, 2000 (commencement of sales of Class AARP shares) to August 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[e] This Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Pathway Growth Portfolio - Class S
Years Ended August 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 11.10	$ 10.24	$ 12.62	$ 17.85	$ 15.33	$ 12.17
Income (loss) from investment operations:
Net investment income[b]	.12	.18	.14	.20	.29	.18
Net realized and unrealized gain (loss) on investment transactions	1.47	.84	(2.14)	(3.43)	3.41	3.61
Total from investment operations	1.59	1.02	(2.00)	(3.23)	3.70	3.79
Less distributions from:
Net investment income	(.21)	(.16)	(.11)	(.36)	(.29)	(.20)
Net realized gains on investment transactions	-	-	(.27)	(1.64)	(.89)	(.43)
Total distributions	(.21)	(.16)	(.38)	(2.00)	(1.18)	(.63)
Net asset value, end of period	$ 12.48	$ 11.10	$ 10.24	$ 12.62	$ 17.85	$ 15.33
Total Return (%)	14.35c**	10.18[c]	(16.39)	(19.95)[c]	24.24[c]	31.69[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	90	87	92	115	128	94
Ratio of expenses (%)[d]	-	-	-	-	-	-
Ratio of net investment income (%)	2.07*	1.74	1.21	1.41	1.67	1.26
Portfolio turnover rate (%)	21*	93	44	29	27	28
[a] For the six months ended February 29, 2004 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.
[d] This Portfolio invests in other Scudder Funds, and although this class did not incur any direct expenses for the period, the Portfolio did bear its proportionate share of the fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

The Pathway Conservative, Pathway Moderate and Pathway Growth Portfolios (the "Portfolios") are each a diversified series of Scudder Pathway Series (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Portfolios invest primarily in existing Scudder Funds (the "Underlying Scudder Funds"). Each Underlying Scudder Fund's accounting policies and investment holdings are outlined in the Underlying Scudder Fund's financial statements and are available upon request.

Each Portfolio offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective March 1, 2004, Class C shares will no longer be offered with an initial sales charge. Class C shares do not convert into another class. Shares of Class AARP are designed for members of AARP. Class S shares of each Portfolio are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Portfolio have equal rights with respect to voting subject to class-specific arrangements.

The Portfolios' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Portfolio in the preparation of its financial statements.

Security Valuation. Investments in the Underlying Scudder Funds are valued at the net asset value per share of each class of the Underlying Scudder Fund as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Portfolio is treated as a single corporate taxpayer. Accordingly, the Portfolios paid no federal income taxes and no federal income tax provisions were required.

At August 31, 2003, the Pathway Conservative Portfolio had a net tax basis capital loss carryforward of approximately $6,685,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2008 ($3,000), August 31, 2009 ($886,000), August 31, 2010 ($2,882,000) and August 31, 2011 ($2,914,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through August 31, 2003, the Pathway Conservative Portfolio incurred approximately $11,039,000 of net realized capital losses. As permitted by tax regulations the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2004.

At August 31, 2003, the Pathway Moderate Portfolio had a net tax basis capital loss carryforward of approximately $34,004,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2008 ($7,000), August 31, 2009 ($946,000), August 31, 2010 ($18,170,000) and August 31, 2011 ($14,881,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through August 31, 2003, the Pathway Moderate Portfolio incurred approximately $29,926,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2004.

At August 31, 2003, the Pathway Growth Portfolio had a net tax basis capital loss carryforward of approximately $22,013,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2010 ($1,376,000) and August 31, 2011 ($20,637,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through August 31, 2003, the Pathway Growth Portfolio incurred approximately $45,243,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2004.

Distribution of Income and Gains. Distributions of net investment income from Pathway Conservative and Pathway Moderate Portfolios, if any, are made quarterly. Distributions of net investment income from Pathway Growth Portfolio, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually. An additional distribution may be made to the extent necessary to avoid payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Scudder Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of each Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Advisor has agreed not to be paid a management fee for performing its services for the Portfolios. However, the Advisor will receive management fees from managing the Underlying Scudder Funds in which each Portfolio invests.

The Portfolios do not invest in the Underlying Scudder Funds for the purpose of exercising management or control; however, investments within the set limits may represent a significant portion of an Underlying Scudder Fund's net assets. At February 29, 2004, the Pathway Conservative Portfolio held the following Underlying Scudder Funds' outstanding shares: approximately 5% of the Scudder Fixed Income Fund. At February 29, 2004, the Pathway Moderate Portfolio held the following Underlying Scudder Funds' outstanding shares: approximately 7% of the Scudder Fixed Income Fund. At February 29, 2004, the Pathway Growth Portfolio did not hold more than 5% of the Underlying Scudder Funds' outstanding shares.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by each Portfolio.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to each Portfolio under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes the net asset value for each Portfolio and maintains the accounting records of each Portfolio. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of each Portfolio. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of each Portfolio. Scudder Trust Company, also an affiliate of the Advisor, provided subaccounting and record keeping services for the shareholders in certain retirement and employee benefit plans. These affiliated entities have in turn entered into various agreements with third-party service providers to provide these services. In addition, other service providers not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to each Portfolio under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to each Portfolio and pays other Portfolio expenses, including insurance, registration, printing, postage and other costs.

For the six months ended February 29, 2004, each Portfolio did not directly bear any fees or expenses other than distribution service fees on Class A, B and C shares. Shareholders of each Portfolio did indirectly bear their fair and proportionate share of the cost of operating the Underlying Scudder Funds in which each Portfolio invests because each Portfolio, as a shareholder of the Underlying Scudder Funds, will bear its proportionate share of any fees and expense paid by the Underlying Scudder Funds.

The Administrative Agreement between the Advisor and the Portfolios had been scheduled to terminate effective September 30, 2003. The Advisor and the Portfolios have agreed to temporarily continue the Administrative Agreement until March 31, 2004. Effective April 1, 2004, each Portfolio will implement a new expense structure. Under the new expense structure, each Portfolio will directly bear the fees and expenses of the Portfolio, subject to the Advisor's contractual obligation to waive fees and reimburse expenses to maintain each Portfolio's operating expenses at 0.55%, 1.30%, 1.30%, 0.30% and 0.30% of the average daily net assets for Class A, B, C, AARP and S, respectively, through December 31, 2004. Each Portfolio will continue to indirectly bear the Portfolio's proportionate share of fees and expenses incurred by the Underlying Scudder Funds in which each Portfolio is invested.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 29, 2004, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at February 29, 2004
Pathway Conservative Portfolio
Class B	$ 15,925	$ 2,703
Class C	9,273	1,624
	$ 25,198	$ 4,327
Pathway Moderate Portfolio
Class B	$ 37,258	$ 2,333
Class C	21,753	8,326
	$ 59,011	$ 10,659
Pathway Growth Portfolio
Class B	$ 43,633	$ 7,867
Class C	17,753	3,353
	$ 61,386	$ 11,220

In addition, SDI provides information and administrative services ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 29, 2004, the Service Fees were as follows:

Service Fees	Total Aggregated	Unpaid at February 29, 2004	Effective Rate
Pathway Conservative Portfolio
Class A	$ 15,011	$ 3,059.24%
Class B	5,309	895.25%
Class C	3,091	553.25%
	$ 23,411	$ 4,507
Pathway Moderate Portfolio
Class A	$ 45,956	$ 10,838.23%
Class B	12,270	2,294.25%
Class C	7,106	1,359.25%
	$ 65,332	$ 14,491
Pathway Growth Portfolio
Class A	$ 33,901	$ 3,155.24%
Class B	10,931	-	.19%
Class C	5,248	350.22%
	$ 50,080	$ 3,505

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Portfolios. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 29, 2004 for the Pathway Conservative, Pathway Moderate and Pathway Growth Portfolios aggregated $1,544, $4,546 and $3,813, respectively. Underwriting commissions paid in connection with the distribution of Class C shares for the six months ended February 29, 2004 for the Pathway Conservative, Pathway Moderate and Pathway Growth Portfolios aggregated $13, $0 and $0, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 29, 2004, the CDSC for Class B and Class C shares aggregated $9,112, $19,461 and $28,601, respectively, for the Pathway Conservative, Pathway Moderate and Pathway Growth Portfolios.

Other Related Parties. AARP through its affiliates monitors and oversees the Investment Program from the Advisor but does not recommend specific mutual funds. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

C. Ownership of the Fund

At February 29, 2004, two shareholders held 32% and 18% of the outstanding shares of the Pathway Conservative Portfolio, two shareholders held 44% and 15% of the Pathway Moderate Portfolio and two shareholders held 31% and 14% of the Pathway Growth Portfolio.

D. Line of Credit

The Portfolios and several other affiliated Funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 20 percent of its net assets under the agreement.

E. Share Transactions

Pathway Conservative Portfolio

The following table summarizes share and dollar activity in the Portfolio:

	Six Months Ended February 29, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	390,986	$ 4,337,035	580,843	$ 5,997,022
Class B	91,331	1,005,427	245,457	2,541,290
Class C	64,503	718,427	156,899	1,624,766
Class AARP	141,457	1,571,214	260,673	2,706,079
Class S	575,194	6,367,641	1,301,062	13,419,821
		$ 13,999,744		$ 26,288,978
Shares issued to shareholders in reinvestment of distributions
Class A	16,035	$ 176,598	30,650	$ 312,056
Class B	4,107	45,345	5,696	58,130
Class C	2,479	27,370	3,383	34,544
Class AARP	54,643	600,814	111,245	1,130,268
Class S	63,193	694,950	121,922	1,238,929
		$ 1,545,077		$ 2,773,927
Shares redeemed
Class A	(106,639)	$ (1,187,472)	(561,032)	$ (5,859,349)
Class B	(86,199)	(952,412)	(107,049)	(1,101,186)
Class C	(61,314)	(681,176)	(59,866)	(622,044)
Class AARP	(332,066)	(3,698,858)	(784,072)	(8,039,964)
Class S	(714,974)	(7,899,688)	(1,340,617)	(13,763,408)
		$ (14,419,606)		$ (29,385,951)
Net increase (decrease)
Class A	300,382	$ 3,326,161	50,461	$ 449,729
Class B	9,239	98,360	144,104	1,498,234
Class C	5,668	64,621	100,416	1,037,266
Class AARP	(135,966)	(1,526,830)	(412,154)	(4,203,617)
Class S	(76,587)	(837,097)	82,367	895,342
		$ 1,125,215		$ (323,046)

Pathway Moderate Portfolio

The following table summarizes share and dollar activity in the Portfolio:

	Six Months Ended February 29, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,177,925	$ 12,360,428	1,826,807	$ 17,027,198
Class B	222,564	2,319,545	366,578	3,421,285
Class C	258,279	2,692,783	217,681	2,041,616
Class AARP	155,093	1,620,902	165,482	1,539,780
Class S	1,116,961	11,650,299	2,990,890	27,654,881
		$ 30,643,957		$ 51,684,760
Shares issued to shareholders in reinvestment of distributions
Class A	34,142	$ 352,400	70,165	$ 642,730
Class B	4,758	49,347	14,384	131,515
Class C	2,691	27,921	5,695	52,082
Class AARP	4,209	43,477	8,321	76,057
Class S	148,218	1,525,922	453,025	4,127,912
		$ 1,999,067		$ 5,030,296
Shares redeemed
Class A	(375,257)	$ (3,934,703)	(872,808)	$ (8,130,784)
Class B	(149,398)	(1,553,288)	(276,738)	(2,594,804)
Class C	(49,791)	(523,957)	(99,165)	(915,385)
Class AARP	(23,413)	(247,849)	(144,992)	(1,342,023)
Class S	(2,955,382)	(30,978,361)	(7,384,863)	(68,036,690)
		$ (37,238,158)		$ (81,019,686)
Net increase (decrease)
Class A	836,810	$ 8,778,125	1,024,164	$ 9,539,144
Class B	77,924	815,604	104,224	957,996
Class C	211,179	2,196,747	124,211	1,178,313
Class AARP	135,889	1,416,530	28,811	273,814
Class S	(1,690,203)	(17,802,140)	(3,940,948)	(36,253,897)
		$ (4,595,134)		$ (24,304,630)

Pathway Growth Portfolio

The following table summarizes share and dollar activity in the Portfolio:

	Six Months Ended February 29, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	650,530	$ 7,731,637	937,164	$ 9,337,305
Class B	221,503	2,609,905	428,538	4,272,539
Class C	139,466	1,659,343	179,182	1,804,853
Class AARP	93,546	1,125,592	272,002	2,816,473
Class S	899,508	10,696,225	1,893,245	19,044,109
		$ 23,822,702		$ 37,275,279
Shares issued to shareholders in reinvestment of distributions
Class A	35,624	$ 428,911	25,317	$ 249,863
Class B	7,105	85,183	5,148	49,935
Class C	2,856	34,238	1,871	18,148
Class AARP	85,031	1,024,621	90,251	879,949
Class S	126,920	1,529,387	140,822	1,373,014
		$ 3,102,340		$ 2,570,909
Shares redeemed
Class A	(277,549)	$ (3,311,796)	(555,849)	$ (5,563,531)
Class B	(216,409)	(2,488,698)	(231,296)	(2,306,394)
Class C	(55,655)	(662,652)	(98,014)	(965,986)
Class AARP	(279,192)	(3,306,947)	(1,074,324)	(10,687,707)
Class S	(1,681,764)	(19,889,924)	(3,183,499)	(31,643,225)
		$ (29,660,017)		$ (51,166,843)
Net increase (decrease)
Class A	408,605	$ 4,848,752	406,632	$ 4,023,637
Class B	12,199	206,390	202,390	2,016,080
Class C	86,667	1,030,929	83,039	857,015
Class AARP	(100,615)	(1,156,734)	(712,071)	(6,991,285)
Class S	(655,336)	(7,664,312)	(1,149,432)	(11,226,102)
		$ (2,734,975)		$ (11,320,655)

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Nasdaq Symbol	CUSIP Number	Fund Number
Conservative Portfolio - Class A	SUCAX	811189-877	480
Conservative Portfolio - Class B	SUCBX	811189-869	680
Conservative Portfolio - Class C	SUCCX	811189-851	780
Moderate Portfolio - Class A	SPDAX	811189-844	481
Moderate Portfolio - Class B	SPDBX	811189-836	681
Moderate Portfolio - Class C	SPDCX	811189-828	781
Growth Portfolio - Class A	SUPAX	811189-810	482
Growth Portfolio - Class B	SUPBX	811189-794	682
Growth Portfolio - Class C	SUPCX	811189-786	782

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web sites - aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Ticker Symbol	Fund Number
Pathway Conservative Portfolio - Class AARP	APWCX	180
Pathway Conservative Portfolio - Class S	SCPCX	080
Pathway Moderate Portfolio - Class AARP	SPWBX	181
Pathway Moderate Portfolio - Class S	SPBAX	081
Pathway Growth Portfolio - Class AARP	APWGX	182
Pathway Growth Portfolio - Class S	SPGRX	082

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. Investors may do so by filling out and returning the enclosed "opt-out" form. With respect to accounts that are jointly held, an opt-out form received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

For all other classes:
Scudder Investments, Attention: Correspondence - Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

August 2003

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Trust, Two
International Place, Boston, MA 02110.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

During the filing period of the report, fund management identified a significant deficiency relating to the overall fund expense payment and accrual process.
This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the filing period that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Pathway Conservative Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               April 30, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Pathway Conservative Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               April 30, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               April 30, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Pathway Moderate Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               April 30, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Pathway Moderate Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               April 30, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               April 30, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Pathway Growth Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               April 30, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Pathway Growth Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               April 30, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               April 30, 2004
                                    ---------------------------